ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2018 shares	Dec. 31, 2017 Integer	Dec. 31, 2016 Integer
Entity incorporation, state country name	Delaware
Entity incorporation, date of incorporation	Feb. 24, 2010
No. of customers exceeding 10% of Company revenues | Integer		3	4
Anti-dilutive securities excluded from computation of earnings per share, amount | shares	914,069
Customer One [Member]
Revenue, percentage	18.00%
Customer Two [Member]
Revenue, percentage	16.00%
Customer Three [Member]
Revenue, percentage	13.00%
Minimum [Member]
Term of software licensing contracts	1 year
Maximum [Member]
Term of software licensing contracts	3 years